Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Number of shares authorized (in shares)	4,360,087
Number of unvested shares (in shares)	1,028,161	1,108,211
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of outstanding shares (in shares)	3,124,187	3,085,667	2,973,393
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares (in shares)	3,321,167	3,365,433
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of shares authorized (in shares)	4,484,643
Top of range | ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution rate	12.00%
Maximum employer contribution rate	2.00%
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	10 years
Bottom of range | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of employee compensation paid in DSUs after minimum share ownership requirement	50.00%
Bottom of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	7 years